EQUITY - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Other Comprehensive Income (Loss), Tax [Abstract]
Net unrealized gains (losses) arising during the period	$ (495)		$ (90)	$ 117
(Gains) losses reclassified into net income (loss) during the period	6		(3)	(3)
Net unrealized gains (losses) on investments	(489)		(93)	114
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	8		(2)	(26)
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit)	(481)	[1]	(95)	88
Changes in market risk benefits - instrument-specific credit risk (net of deferred income tax expense (benefit)	1		0
Other comprehensive income (loss)	(480)		(95)	88
Change in Accumulated other comprehensive income (loss)	(480)		(38)	88
Valuation allowance	85
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other comprehensive income (loss), net of deferred income tax expense (benefit)	(25)		(25)	24
Market Risk Benefit, Increase (Decrease) from Interest Rate Change	0		0	0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent
Other Comprehensive Income (Loss), Tax [Abstract]
Valuation allowance	(81)
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Other Comprehensive Income (Loss), Tax [Abstract]
Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit)			(45)
Other comprehensive income (loss)	0		57	0
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Other comprehensive income (loss), net of deferred income tax expense (benefit)	0		15	0
Unrealized gains (losses) on investments
Other Comprehensive Income (Loss), Tax [Abstract]
Reclassification from AOCI, current period, tax	$ (1)		$ 1	$ 1

[1]	See Note 13 of the Notes to these Financial Statements for details of change in unrealized gains (losses), net of adjustments.